30 EVENTS AFTER THE REPORTING PERIOD (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended
	Jan. 17, 2020	Jan. 31, 2020	Apr. 02, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Face amount				R$ 11,775,093
Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares depreciated amount			R$ 999,900
Event After Reporting Period [Member] | CSN Resources S.A [Member] | Tender Offer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount	R$ 263,000,000
Borrowings, maturity	Maturity in 2020.
Event After Reporting Period [Member] | Debt Securities [Member] | CSN Islands XI Corp [Member]
Disclosure of non-adjusting events after reporting period [line items]
Face amount		R$ 1,000,000
Borrowings, maturity		Maturity in 2028.
Interest rate		6.75%